INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Schedule of movements in the carrying amount of the Group's equity method investments

	2023	2024	2025
Balance at the beginning of the year	19.6	6.4	6.4
Investment in Toloka	—	—	33.6
Share of profit / (loss) in equity method investments	(2.3)	—	(28.6)
Share of other comprehensive loss in equity method investments	—	—	(0.3)
Impairment loss	(10.9)	—	—
Total equity method investments	6.4	6.4	11.1

	2024	2025
Venture capital fund	6.4	6.4
Toloka	—	4.7
Total equity method investments	6.4	11.1

Schedule of composition of the basis difference

2025
Intangible assets, net of accumulated amortization	(8.3)
Deferred tax liabilities	1.6
Basis difference	(6.7)

Schedule of non-marketable equity securities and other investments

	2024	2025
ClickHouse	89.7	737.1
Investment in preferred shares of Toloka	—	97.0
Other	1.0	2.5
Total Investments in non-marketable equity securities	90.7	836.6